Note 6 - Leases - Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
2024 (remaining six months)	$ 1,230
2024	2,484	$ 2,474
2025	2,559	2,484
2026	2,636	2,559
2027	2,716	2,636
Thereafter	8,400
Total lease payments	20,025	21,269
Less amount to discount to present value	(3,551)	(3,996)
Present value of lease liabilities	$ 16,474	$ 17,273	$ 19,136